SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Allowance for doubtful accounts at end of period	$ (1,439)	$ (1,995)	$ (1,439)	$ (1,995)	$ (1,655)	$ (1,722)	$ (2,365)	$ (1,843)
(Increase) decrease to allowance for the period	216	233	(70)	259
(Recovery) write-off of doubtful accounts		182	$ 353	343
Non-cash reclass of allowance for doubtful accounts from unbilled revenue to accounts receivable		$ (45)		$ (754)